Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
University contribution payable	$ 350,000
Professional fees	232,963
Other	2,740
Total	$ 585,703	[1]

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.